Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
National corporate tax rate	30.00%	30.00%	30.00%
Combined statutory income tax rate	40.60%	40.60%	(40.60%)
Net changes in the total valuation allowance	¥ (25,869)	¥ 9,703
Operating Loss Carryforwards	758,294
Operating loss carryforwards expiration year five	428,230
Operating loss carryforwards expiration year ten	275,864
Operating loss carryforwards expiration thereafter	¥ 54,200
Minimum [Member]
National corporate tax rate	17.30%	17.30%	17.30%
Business tax and special local corporation tax	3.80%	3.80%	3.80%
Maximum [Member]
National corporate tax rate	20.70%	20.70%	20.70%
Business tax and special local corporation tax	10.10%	10.10%	10.10%
Year Five[Member]
Operating loss carryforwards, expiration dates	March 31, 2016
Year Ten [Member]
Operating loss carryforwards, expiration dates	March 31, 2021